Changes in Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Impact of adoption

	FVOCI	Trade receivables	Bills receivable
	RMB’000	RMB’000	RMB’000
Closing balance 31 December 2017 – IAS 39	—	386,480	1,090,479
Reclassification from trade receivables and bills receivable to FVOCI (a)	1,399,997	(309,518)	(1,090,479)

Opening balance 1 January 2018 – IFRS 9	1,399,997	76,962	—

RMB’000
Closing retained earnings 31 December 2017 - IAS 39	13,128,257
Adjustment to retained earnings from adoption of IFRS 9 on 1 January 2018	—

Opening retained earnings 1 January 2018 - IFRS 9	13,128,257

IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Impact of adoption

	IAS 18 carrying amount 31 December 2017 RMB’000	Reclassification RMB’000	IFRS 15 carrying amount 1 January 2018 RMB’000
Advance from customers	470,865	(470,865)	—
Contract liabilities	—	470,865	470,865

	IAS 18 carrying amount 31 December 2018 RMB’000	Reclassification RMB’000	IFRS 15 carrying amount 31 December 2018 RMB’000
Advance from customers	446,702	(446,702)	—
Contract liabilities	—	446,702	446,702